Financial instruments - Fair value and risk management - Derivative financial instruments designated in cash flow hedges (Details) - Cash Flow Hedges - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets (liabilities), net	€ (117.4)	€ 170.7	€ (51.1)
Foreign currency risk | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets (liabilities), net	7.7	60.3	269.6
Foreign currency risk | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets (liabilities), net	79.8	83.6	(38.2)
Interest rate risk | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets (liabilities), net			3.6
Commodity price risk | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets (liabilities), net	€ (204.9)	€ 26.8	€ (286.1)